Loss per share	12 Months Ended
Oct. 31, 2023
Loss per share.
Loss per share
22.	Loss per share

For the year ended October 31	2023	2022
	$	$
Net loss for the period	(40,952)	(70,848)
Non-controlling interest portion of net loss	(1,642)	908
Net loss for the period attributable to owners of the Company	(39,310)	(71,756)
	#	#
Weighted average number of common shares - basic	74,329,171	62,775,446
Basic and diluted loss per share	(0.53)	(1.14)

During the year 2023, the company has reported net loss for the year therefore, for the computation of diluted loss per share, common share equivalents are not considered, as the inclusion of the common share equivalents are anti-dilutive for the year.